LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss for basic loss per share	$ (37,066)	$ (31,506)	$ (20,163)
Net loss for basic loss per share	$ (37,066)	$ (31,506)	$ (20,163)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	51,179,694	50,855,908	50,437,040
Basic and diluted earnings per ordinary share	$ (0.72)	$ (0.62)	$ (0.40)